IMPAIRMENT OF NONFINANCIAL ASSETS (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of Impairment of Assets [Abstract]
Disclosure of reconciliation of changes in goodwill

		Capitalized			ERP and		Other
(amounts in millions)		development	Customer		other		intangible
	Goodwill	costs	relationships	Licenses	software	Technology	assets	Total
Net book value at March 31, 2017	$560.0	$168.2	$106.3	$—	$65.8	$12.0	$31.7	$944.0
Additions – internal development	—	32.5	—	—	14.8	—	—	47.3
Acquisition of subsidiaries (Note 3)	57.6	—	61.6	—	0.3	—	—	119.5
Disposal and remeasurement of
interest in investment	(10.9)	—	—	—	—	—	—	(10.9)
Amortization	—	(25.8)	(20.0)	—	(16.2)	(2.5)	(3.8)	(68.3)
Transfers and others	—	(1.0)	(0.1)	—	0.3	—	(1.1)	(1.9)
Exchange differences	18.8	(0.2)	6.7	—	(0.1)	(0.3)	1.0	25.9
Net book value at March 31, 2018	$625.5	$173.7	$154.5	$—	$64.9	$9.2	$27.8	$1,055.6
Additions – internal development	—	69.4	—	—	17.2	—	—	86.6
Additions – through the monetization
of royalties (Note 30)	—	—	—	156.7	—	—	—	156.7
Acquisition of subsidiaries (Note 3)	443.0	7.6	191.4	169.5	—	—	—	811.5
Amortization	—	(30.5)	(22.4)	(2.3)	(14.3)	(2.0)	(3.4)	(74.9)
Transfers and others	—	(10.0)	—	—	2.7	(0.1)	0.6	(6.8)
Exchange differences	(0.8)	0.4	(0.7)	0.5	0.2	0.2	(0.6)	(0.8)
Net book value at March 31, 2019	$1,067.7	$210.6	$322.8	$324.4	$70.7	$7.3	$24.4	$2,027.9

		Capitalized			ERP and		Other
		development	Customer		other		intangible
	Goodwill	costs	relationships	Licenses	software	Technology	assets	Total
Cost	$625.5	$306.8	$273.8	$—	$186.2	$49.7	$54.4	$1,496.4
Accumulated amortization	—	(133.1)	(119.3)	—	(121.3)	(40.5)	(26.6)	(440.8)
Net book value at March 31, 2018	$625.5	$173.7	$154.5	$—	$64.9	$9.2	$27.8	$1,055.6
Cost	$1,067.7	$375.0	$460.9	$326.7	$208.8	$50.5	$53.6	$2,543.2
Accumulated amortization	—	(164.4)	(138.1)	(2.3)	(138.1)	(43.2)	(29.2)	(515.3)
Net book value at March 31, 2019	$1,067.7	$210.6	$322.8	$324.4	$70.7	$7.3	$24.4	$2,027.9
The carrying amount of goodwill allocated to the Company's CGUs per operating segment is as follows:

Civil Aviation		Defence
Training Solutions		and Security	Healthcare	Total
Net book value at March 31, 2017	$194.0	$220.5	$145.5	$560.0
Acquisition of subsidiaries (Note 3)	57.6	—	—	57.6
Disposal and remeasurement of interest in investment (Note 21)	(10.9)	—	—	(10.9)
Exchange differences	26.1	(3.0)	(4.3)	18.8
Net book value at March 31, 2018	$266.8	$217.5	$141.2	$625.5
Acquisition of subsidiaries (Note 3)	375.1	67.9	—	443.0
Exchange differences	(11.3)	5.4	5.1	(0.8)
Net book value at March 31, 2019	$630.6	$290.8	$146.3	$1,067.7